Exploration and Evaluation Assets (Tables)	12 Months Ended
Aug. 31, 2020
Disclosure Of Exploration And Evaluation Assets [Abstract]
Disclosure of detailed information about exploration and evaluation assets [Table Text Block]

	September 1,		Impairment	August 31,
	2018	Expenditures	Loss	2019

Separation Rapids Lithium Project (a)	$11,010,950	$511,188	$—	$11,522,138
East Kemptville Tin-Indium Project (b)	5,827,524	315,087	(639,034)	5,503,577
Other (c)	35,760	3,728	—	39,488

	$16,874,234	$830,003	$(639,034)	$17,065,203

	September 1,		Impairment	August 31,
	2019	Expenditures	Loss	2020

Separation Rapids Lithium Project (a)	$11,522,138	$503,191	$—	$12,025,329
East Kemptville Tin-Indium Project (b)	5,503,577	83,633	(5,587,210)	—
Other (c)	39,488	18,382	—	57,870

	$17,065,203	$605,206	$(5,587,210)	$12,083,199